Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Vessels covered for pollution per vessel per incident	$ 1,000,000	$ 1,000,000
Term for adjustment of estimates	3 years	3 years
Estimated contractual gross charter revenues		$ 2,657